LEGAL PROCEEDINGS (10K) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
LEGAL PROCEEDINGS [Abstract]
Number of shares under non-standard cashless exercise (in shares)	782,284	782,284
Number of shares exercisable on cashless basis (in shares)	261,516	261,516